Warrant derivative liabilities (Details Narrative)									12 Months Ended
	Nov. 30, 2022 $ / shares	Nov. 30, 2022 $ / shares shares	Nov. 27, 2022 GBP (£)	Nov. 27, 2022 USD ($) $ / shares shares	Nov. 27, 2022 GBP (£) shares	Aug. 09, 2022 $ / shares	Feb. 10, 2022 USD ($) $ / shares	Feb. 10, 2022 GBP (£)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
IfrsStatementLineItems [Line Items]
Issue price							$ 4.25
Exercise price						$ 0.50	212.50		$ 212.50
Fair value of warrants | £			£ 1,472,746							£ 12,785,290
Transactions costs | £			£ 593,337
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price						$ 25.00
Series A warrant [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants				$ 7,400,000	£ 6,073,376
Exercise price	$ 5.00								5.00
Fair value of warrant price per share	3.44	$ 3.44							2.58
Series B warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price	5.00								5.00
Fair value of warrant price per share	2.51	2.51							1.84
Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price				$ 4.999
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Fair value of warrant price per share							$ 1.13		0.03
Underwriter Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price	6.25								5.00
Fair value of warrant price per share	$ 3.29	$ 3.29							$ 2.56
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares		2,800,000		155,000	155,000
Proceeds from exercise of warrants							$ 13,447,012	£ 9,900,000
American depositary shares [member] | Warrant reserve [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares				1,315,000	1,315,000
American depositary shares [member] | Series A warrant [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares				1,470,000	1,470,000
American depositary shares [member] | Series B warrant [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares				1,470,000	1,470,000
American depositary shares [member] | Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 5.00		$ 5.00